RELATED-PARTY TRANSACTIONS - Guarantees granted (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity March 2023
Guarantees granted
Original Amount	R$ 59,644
Carrying Amount	50,644
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity March 2023
Guarantees granted
Original Amount	33,550
Carrying Amount	33,550
Subsidiaries | Gerdau Acos Longos S.A. | Maturity November 2025
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000	R$ 400,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity September 2026
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity June 2038
Guarantees granted
Original Amount	12,834
Carrying Amount	12,216	12,516
Subsidiaries | Gerdau Acominas S.A. | Maturity September 2026
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000
Subsidiaries | Gerdau Trade Inc. | Maturity April 2023
Guarantees granted
Original Amount	1,484,250
Carrying Amount	982,378	1,099,258
Subsidiaries | Gerdau Trade Inc. | Maturity October 2027
Guarantees granted
Original Amount	2,056,535
Carrying Amount	2,225,417	2,771,455
Subsidiaries | GUSAP III LLP | Maturity January 2030
Guarantees granted
Original Amount	2,100,600
Carrying Amount	2,598,415	2,790,250
Subsidiaries | Gerdau Ameristeel Corporation | Maturity October 2037
Guarantees granted
Original Amount	103,505
Carrying Amount	266,103	284,606
Subsidiaries | GTL Trade Finance Inc. | Maturity April 2044
Guarantees granted
Original Amount	1,117,100
Carrying Amount	2,509,938	2,790,250
Joint-venture | Gerdau Corsa S.A.P.I de C.V. | Maturity September 2027
Guarantees granted
Original Amount	5,322,363
Carrying Amount	629,255	R$ 2,157,290	R$ 2,242,865
Joint-venture | Gerdau Summit Acos Fundidos e Forjados S.A. | Maturity August 2025
Guarantees granted
Original Amount	R$ 130,164
Carrying Amount			R$ 30,125